Capstone Series Fund, Inc.

3700 W. Sam Houston Pkwy. South

Suite 250

Houston, TX 77042

September 2, 2015

Via EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C. 20549

Re:                  Capstone Series Fund, Inc. (“Registrant”)

         File Nos. 002-83397; 811-01436

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Securities Act”), the undersigned hereby certifies, on behalf of Registrant, that (1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 56, which was filed on August 28, 2018, and (2) the text of Post-Effective Amendment No. 56 was filed electronically on August 28, 2015.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Edward L. Jaroski

Edward L. Jaroski,

President